Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues		$ 598,399		$ 600,672		$ 733,872
Segment cost of revenues		(165,832)	[1]	(145,740)	[2]	(191,382)	[3]
Segment gross profit		432,567		454,932		542,490
SBC in cost of revenues	[4]	(1)		(17)		(191)
Gross profit		432,566		454,915		542,299
Operating expenses:
Product development		(255,214)	[1]	(279,686)	[2]	(258,746)	[3]
Sales and marketing		(235,802)	[1]	(213,423)	[2]	(225,352)	[3]
General and administrative		(50,982)	[1]	(48,425)	[2]	(54,326)	[3]
SBC in operating expenses	[4]	31		(691)		(4,748)
Total operating expenses		(541,967)		(542,225)		(543,172)
Operating loss		(109,401)		(87,310)		(873)
Other income, net		22,144		35,746		17,643
Interest income		38,625		45,222		17,311
Exchange difference		464		692		6,524
Income/(loss) before income tax expense		(48,168)		(5,650)		40,605
Income tax expense		(52,070)		(60,420)		(57,946)
Net loss from continuing operations		(100,238)		(66,070)		(17,341)
Net income from discontinued operations		0		35,426		0
Net loss		(100,238)		(30,644)		(17,341)
Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		0		0		0
Gross profit		0		0		0
Operating expenses:
Operating loss		(2,514)		(2,193)		(2,206)
Other income, net		554		376		(7,390)
Income/(loss) before income tax expense		(84,969)		(17,529)		(9,809)
Income tax expense		(15,300)		(12,850)		(7,534)
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		92,229		116,228		141,586
Segment cost of revenues		(75,019)	[1]	(78,858)	[2]	(98,373)	[3]
Segment gross profit		17,210		37,370		43,213
SBC in cost of revenues	[4]	(1)		(7)		(47)
Gross profit		17,209		37,363		43,166
Operating expenses:
Product development		(128,985)	[1]	(127,038)	[2]	(120,431)	[3]
Sales and marketing		(166,140)	[1]	(174,526)	[2]	(167,837)	[3]
General and administrative		(27,894)	[1]	(25,045)	[2]	(32,494)	[3]
SBC in operating expenses	[4]	(72)		(89)		(630)
Total operating expenses		(323,091)		(326,698)		(321,392)
Operating loss		(305,882)		(289,335)		(278,226)
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Revenues		506,170		484,709		592,286
Segment cost of revenues		(90,813)	[1]	(66,882)	[2]	(93,009)	[3]
Segment gross profit		415,357		417,827		499,277
SBC in cost of revenues	[4]	0		(10)		(144)
Gross profit		415,357		417,817		499,133
Operating expenses:
Product development		(126,229)	[1]	(152,911)	[2]	(138,315)	[3]
Sales and marketing		(69,662)	[1]	(38,899)	[2]	(57,515)	[3]
General and administrative		(23,088)	[1]	(23,380)	[2]	(21,832)	[3]
SBC in operating expenses	[4]	103		(602)		(4,118)
Total operating expenses		(218,876)		(215,792)		(221,780)
Operating loss		196,481		202,025		277,353
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		0		(265)		0
Segment cost of revenues		0	[1]	0	[2]	0	[3]
Segment gross profit		0		(265)		0
SBC in cost of revenues	[4]	0		0		0
Gross profit		0		(265)		0
Operating expenses:
Product development		0	[1]	263	[2]	0	[3]
Sales and marketing		0	[1]	2	[2]	0	[3]
General and administrative		0	[1]	0	[2]	0	[3]
SBC in operating expenses	[4]	0		0		0
Total operating expenses		0		265		0
Operating loss		$ 0		$ 0		$ 0

[1]	Total depreciation and amortization expenses of Sohu and Changyou were $17.9 million and $9.6 million, respectively, for the year ended December 31, 2024.
[2]	Total depreciation and amortization expenses of Sohu and Changyou were $18.8 million and $11.4 million, respectively, for the year ended December 31, 2023.
[3]	Total depreciation and amortization expenses of Sohu and Changyou were $19.8 million and $11.5 million, respectively, for the year ended December 31, 2022.
[4]	“SBC” stands for share-based compensation expense.